Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0000064996
Registrant Name	MERCURY GENERAL CORP
Registration File Number	333-295812
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES